CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 350	$ 389
Restricted cash and cash equivalents	13	12
Accounts receivable	1,117	1,164
Material and supplies	734	720
Other current assets	257	334
Total current assets	2,471	2,619
Properties	49,148	47,960
Operating lease right-of-use assets	440	485
Pension asset	5,362	4,541
Deferred income tax assets	611	689
Intangible assets, goodwill and other	523	773
Total assets	58,555	57,067
Current liabilities
Accounts payable and other	2,790	2,810
Current portion of long-term debt	906	1,166
Total current liabilities	3,696	3,976
Deferred income tax liabilities	11,223	10,874
Other liabilities and deferred credits	999	612
Pension and other postretirement benefits	453	483
Long-term debt	20,300	19,728
Operating lease liabilities	316	343
Total liabilities	36,987	36,016
Shareholders' equity
Common shares	3,454	3,474
Common shares in Share Trusts	(152)	(129)
Additional paid-in capital	415	372
Accumulated other comprehensive loss	(1,067)	(1,020)
Retained earnings	18,918	18,354
Total shareholders' equity	21,568	21,051
Total liabilities and shareholders' equity	$ 58,555	$ 57,067